Capital commitments (Tables)	12 Months Ended
Dec. 31, 2023
Capital Commitments
Schedule of Capital Expenditures

Capital expenditures contracted for at the end of the reporting period but not recognized in the financial statements are as follows:

	2023	2022
	US$	US$

Property, plant and equipment	1,328,306	1,339,532